Accounts receivable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable
Accounts receivable	$ 2,648	$ 2,600
Impairment of accounts receivable recorded in the income statement	$ (7)	$ (4)	$ (5)
Steel industry market
Accounts receivable
Revenue related to the steel sector - %	85.50%	82.90%
Accounts receivable
Accounts receivable
Expected credit loss	$ (62)	$ (60)
Carrying amount
Accounts receivable
Accounts receivable	$ 2,710	$ 2,660